Significant Accounting Policies, Common Stock Subject to Possible Redemption (FY) (Details) - USD ($)		9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Apr. 25, 2023
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption		$ 237,020,680
Gross proceeds			$ 229,192,475	$ 0
Class A common stock issuance costs				(13,457,525)
Class A common stock subject to possible redemption		$ 61,539,627		$ 237,020,680
Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Common stock subject to possible redemption (in shares)		5,702,791	23,000,000	23,000,000	17,297,209
Class A common stock subject to possible redemption		$ 237,020,680	$ 0	$ 234,600,000
Remeasurement adjustment of carrying value to redemption value		3,404,535	25,942,813	2,420,680
Class A common stock subject to possible redemption		$ 61,539,627	234,600,000	237,020,680
Initial Public Offering [Member]
Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds	$ 230,000,000		230,000,000	0
Class A common stock issuance costs	$ (13,457,525)
Initial Public Offering [Member] | Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock issuance costs			(12,947,813)	0
Initial Public Offering [Member] | Public Warrant [Member]
Common Stock Subject to Possible Redemption [Abstract]
Proceeds allocated to Public Warrants			$ (8,395,000)	$ 0